Borrowings and financial liabilities - Accounting treatment of KREOS 2021 hybrid financing (Details) - EUR (€) € in Thousands			12 Months Ended
	Nov. 19, 2021	Nov. 09, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
(+) Gross proceed Tr A & B	€ 677		€ 20,484	€ 8,730	€ 6,920
Estimated fair value of the instruments			28,863	€ 23,037
Reduction in the equity recognized for redemption value of the 2018 BSAs			47
Non-convertible bonds and convertible notes to Kreos
Disclosure of financial liabilities [line items]
(+) Gross proceed Tr A & B		€ 5,000
Financial debt for tranches A and B
Disclosure of financial liabilities [line items]
Estimated fair value of the instruments	4,300
Liability derivatives for premiums received on options sold
Disclosure of financial liabilities [line items]
Estimated fair value of the instruments	1,200
Bifurcated conversion options of tranches A and B
Disclosure of financial liabilities [line items]
Estimated fair value of the instruments	464
BSA Kreos 2021
Disclosure of financial liabilities [line items]
Estimated fair value of the instruments	710
Financial compensation for the 2018 BSAs bought back
Disclosure of financial liabilities [line items]
Estimated fair value of the instruments	48
Drawing rights on tranches C and D
Disclosure of financial liabilities [line items]
Estimated fair value of the instruments	€ 0
KREOS Contract
Disclosure of financial liabilities [line items]
(+) Gross proceed Tr A & B			5,500
Gross proceed Tr C			677
KREOS 2021 day one gain
Disclosure of financial liabilities [line items]
Gross proceed Tr C			€ 98
KREOS 2021 - Non-convert Tranches
Disclosure of financial liabilities [line items]
Average effective interest rate			26.37%
KREOS 2021 - Convert Tranches
Disclosure of financial liabilities [line items]
Average effective interest rate			22.85%